Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (15,087)	$ (67)	$ (77)	$ (34,601)
Other comprehensive loss:
Unrealized gain on available-for-sale investments	77			123
Cumulative translation adjustments	(7)			(25)
Comprehensive loss	$ (15,017)	$ (67)	$ (77)	$ (34,503)